Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Summarized Financial Information on Operations by Reportable Segment
The following table provides summarized information about the Company’s operations by reportable segment and reconciles Segment Adjusted EBITDA to Income (Loss) Before Income Taxes for the years ended December 31, 2019, 2018 and 2017. In the three month period ended March 31, 2020, the Company changed its measurement methodology of Segment Adjusted EBITDA. Segment Adjusted EBITDA and the reconciliation to Income (Loss) Before Income taxes was revised in the below table to conform to the updated methodology.

	2019	2018	2017
Revenue
Industrial Technologies and Services	$1,700.9	$1,739.6	$1,565.4
Precision and Science Technologies	316.6	280.2	230.2
High Pressure Solutions	434.4	670.0	579.8
Total Revenue	$2,451.9	$2,689.8	$2,375.4
Segment Adjusted EBITDA
Industrial Technologies and Services	$391.4	$393.6	$355.3
Precision and Science Technologies	95.8	80.7	62.2
High Pressure Solutions	117.0	227.8	183.7
Total Segment Adjusted EBITDA	604.2	702.1	601.2
Less items to reconcile Segment Adjusted EBITDA to Income (Loss) Before Income Taxes
Corporate expenses not allocated to segments(1)	42.5	18.7	45.4
Interest expense	88.9	99.6	140.7
Depreciation and amortization expense	178.1	180.4	173.8
Impairment of other intangible assets(2)	—	—	1.6
KKR fees and expenses(3)	—	—	17.3
Restructuring and related business transformation costs(4)	25.6	38.8	24.7
Acquisition related expenses and non-cash charges(5)	54.6	16.7	4.1
Environmental remediation loss reserve(6)	0.1	—	0.9
Expenses related to public stock offerings(7)	—	2.9	4.1
Establish public company financial reporting compliance(8)	0.6	4.3	8.1
Stock-based compensation(9)	20.7	(2.8)	194.2
Loss on extinguishment of debt(10)	0.2	1.1	84.5
Foreign currency transaction losses (gains), net	8.1	(1.9)	9.3
Shareholder litigation settlement recoveries(11)	(6.0)	(9.5)	—
Other adjustments(12)	(0.1)	4.3	5.2
Income (Loss) Before Income Taxes	$190.9	$349.5	$(112.7)

(1)	Includes insurance recoveries of asbestos legal fees of $8.2 million in the year ended December 31, 2018.

(2)	Represents non-cash charges for impairment of intangible assets other than goodwill.

(3)	Represents management fees and expenses paid to KKR.

(4)	Restructuring and related business transformation costs consist of the following.

	Year Ended December 31,
	2019	2018	2017
Restructuring charges	$17.1	$12.7	$5.3
Severance, sign-on, relocation and executive search costs	2.5	4.1	3.5
Facility reorganization, relocation and other costs	2.4	3.1	5.3
Information technology infrastructure transformation	1.2	0.8	5.2
Losses (gains) on asset and business disposals	0.8	(1.1)	0.8
Consultant and other advisor fees	0.3	14.1	1.7
Other, net	1.3	5.1	2.9
Total restructuring and related business transformation costs	$25.6	$38.8	$24.7

(5)
Represents costs associated with successful and/or abandoned acquisitions, including third-party expenses, post-closure integration costs (including certain incentive and non-incentive cash compensation costs) and non-cash charges and credits arising from fair value purchase accounting adjustments.

(6)	Represents estimated environmental remediation costs and losses relating to a former production facility.

(7)	Represents expenses related to the Company’s initial stock offering and subsequent secondary offerings.

(8)
Represents third-party expenses to comply with the requirements of Sarbanes-Oxley and the accelerated adoption of the new accounting standards (ASC 606 – Revenue from Contracts with Customers and ASC 842 – Leases) in the first quarter of 2018 and 2019, respectively, one year ahead of the required adoption dates for a private company.

(9)	Represents stock-based compensation expense recognized for stock options outstanding for the year ended December 31, 2019 of $19.2 million and associated employer taxes of $1.5 million.

Represents stock-based compensation expense recognized for stock options outstanding for the year ended December 31, 2018 of $2.8 million, reduced by $5.6 million primarily due to a decrease in the estimated accrual for employer taxes related to DSUs as a result of a lower per share stock price.

Represents stock-based compensation expense recognized for the year ended December 31, 2017 for stock options outstanding of $77.6 million and DSUs granted to employees at the date of the initial public offering of $97.4 million and employer taxes related to DSUs granted to employees at the date of the initial public offering of $19.2 million.

(10)
Represents losses on the extinguishment of a portion of the U.S. Term Loan and the refinancing of the Original Dollar Term Loan Facility and the Original Euro Term Loan Facility as well as losses reclassified from AOCI into income related to the amendment of the interest rate swaps in conjunction with the debt repayment.

(11)	Represents insurance recoveries of the Company’s shareholder litigation settlement in 2014.

(12)
Includes (i) non-cash impact of net LIFO reserve adjustment, (ii) effects of amortization of prior service costs and amortization of losses in pension and other postretirement benefits (“OPEB”) expense, (iii) certain legal and compliance costs and (iv) other miscellaneous adjustments.

The following tables provide summarized information about the Company’s reportable segments.

Identifiable Assets

	2019	2018	2017
Industrial Technologies and Services	$2,729.7	$2,806.6	$2,858.7
Precision and Science Technologies	558.4	570.0	516.9
High Pressure Solutions	813.5	882.3	846.4
Total	4,101.6	4,258.9	4,222.0
General corporate (unallocated)	526.8	228.2	399.2
Total identifiable assets	$4,628.4	$4,487.1	$4,621.2

Depreciation and Amortization Expense

	2019	2018	2017
Industrial Technologies and Services	$123.9	$128.3	$121.3
Precision and Science Technologies	26.2	23.9	22.6
High Pressure Solutions	28.0	28.2	29.9
Total depreciation and amortization expense	$178.1	$180.4	$173.8

Capital Expenditures

	2019	2018	2017
Industrial Technologies and Services	$31.5	$35.3	$37.8
Precision and Science Technologies	5.5	4.9	9.0
High Pressure Solutions	6.2	12.0	10.0
Total capital expenditures	$43.2	$52.2	$56.8

Property, Plant, and Equipment by Geographic Region
The following table presents property, plant and equipment by geographic region for the years ended December 31, 2019, 2018 and 2017.

	Property, Plant and Equipment, net
	2019	2018	2017
United States	$179.6	$199.9	$198.4
Other Americas	5.9	6.3	6.8
Total Americas	185.5	206.2	205.2
EMEA(1)	117.3	126.3	132.3
Asia Pacific	23.8	24.1	25.7
Total	$326.6	$356.6	$363.2

(1)	Europe, Middle East and Africa (“EMEA”)